VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 97.9%
Argentina : 1.3%
Pampa Energia SA 144A
7.88%, 12/16/34 USD 50 $ 49,400
Pan American Energy LLC
144A
8.50%, 04/30/32 USD 25 26,151
Pluspetrol SA 144A
8.50%, 05/30/32 USD 100 100,000
Tecpetrol SA 144A
7.62%, 01/22/33 USD 25 25,513
Telecom Argentina SA 144A
9.50%, 07/18/31 USD 75 75,000
Transportadora de Gas del
Sur SA 144A
8.50%, 07/24/31 USD 25 25,751
Vista Energy Argentina SAU
144A
7.62%, 12/10/35 USD 25 24,313
8.50%, 06/10/33 USD 25 25,418
YPF Energia Electrica SA
144A
7.88%, 10/16/32 USD 25 24,160
YPF SA 144A
6.95%, 07/21/27 USD 25 24,862
7.00%, 09/30/33 (s) USD 75 70,643
7.00%, 12/15/47 USD 25 20,341
8.25%, 01/17/34 USD 25 24,134
8.75%, 09/11/31 USD 81 81,873
9.00%, 06/30/29 (s) USD 25 25,303
622,862
Australia : 1.1%
Fortescue Treasury Pty Ltd.
144A
4.38%, 04/01/31 USD 50 47,772
4.50%, 09/15/27 USD 25 24,904
5.88%, 04/15/30 USD 100 102,563
6.12%, 04/15/32 USD 50 51,705
Karoon USA Finance, Inc.
144A
10.50%, 05/14/29 USD 25 26,178
Mineral Resources Ltd. 144A
8.12%, 05/01/27 USD 100 100,059
8.50%, 05/01/30 USD 100 104,099
9.25%, 10/01/28 USD 25 26,226
Nufarm Australia Ltd. /
Nufarm Americas, Inc.
144A
5.00%, 01/27/30 USD 30 27,295
510,801
Austria : 0.4%
ams-OSRAM AG Reg S
10.50%, 03/30/29 EUR 100 125,645
LD Celulose International
GmbH 144A
7.95%, 01/26/32 † USD 50 52,895
178,540
Bahrain : 0.4%
Bapco Energies BSCC 144A
Par
(000’s) Value
Bahrain (continued)
7.50%, 10/25/27 USD 200 $ 208,085
Underline
Belgium : 0.3%
Azelis Finance NV Reg S
4.75%, 09/25/29 EUR 100 121,756
Underline
Bermuda : 0.6%
Borr IHC Ltd. / Borr Finance
LLC 144A
10.00%, 11/15/28 USD 45 44,324
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^∞ USD 31 0
Digicel International Finance
Ltd. 144A
8.62%, 08/01/32 USD 100 102,887
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 USD 50 49,845
Seadrill Finance Ltd. 144A
8.38%, 08/01/30 USD 100 103,901
300,957
Brazil : 4.3%
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 USD 50 49,282
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 USD 50 46,972
Banco Bradesco SA 144A
6.50%, 01/22/30 USD 50 52,800
Banco do Brasil SA 144A
6.00%, 03/18/31 USD 100 102,062
Banco Votorantim SA 144A
5.88%, 04/08/28 USD 100 101,825
Braskem Idesa SAPI 144A
7.45%, 11/15/29 USD 75 45,885
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 † USD 50 21,625
4.50%, 01/31/30 USD 50 18,880
5.88%, 01/31/50 USD 50 18,121
7.25%, 02/13/33 † USD 50 19,224
BRF SA 144A
4.88%, 01/24/30 USD 50 48,777
Caixa Economica Federal
144A
5.62%, 05/13/30 USD 100 101,552
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 USD 50 48,604
Cosan Luxembourg SA 144A
5.50%, 09/20/29 USD 50 49,387
CSN Inova Ventures 144A
6.75%, 01/28/28 USD 50 48,607
Globo Comunicacao e
Participacoes S/A 144A
5.50%, 01/14/32 USD 100 96,835

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
Itau Unibanco Holding SA
144A
6.00%, 02/27/30 † USD 50 $ 51,966
Klabin Austria GmbH 144A
3.20%, 01/12/31 USD 100 90,478
5.75%, 04/03/29 USD 50 50,955
MARB BondCo PLC 144A
3.95%, 01/29/31 USD 50 45,843
MV24 Capital BV 144A
6.75%, 06/01/34 USD 18 18,188
Natura &Co. Luxembourg
Holdings Sarl 144A
4.12%, 05/03/28 USD 100 96,048
Petrobras Global Finance BV
5.60%, 01/03/31 USD 25 25,395
5.75%, 02/01/29 USD 100 102,623
6.00%, 01/27/28 USD 75 76,533
6.75%, 01/27/41 USD 50 50,673
6.85%, 06/05/15 USD 75 70,537
6.88%, 01/20/40 USD 25 25,686
6.90%, 03/19/49 USD 25 24,625
7.25%, 03/17/44 USD 25 25,935
7.38%, 01/17/27 USD 25 25,918
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 USD 50 48,366
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 USD 50 49,702
Samarco Mineracao SA 144A
9.50%, 06/30/31 USD 187 188,438
Ultrapar International SA
144A
5.25%, 10/06/26 USD 50 49,912
1,988,259
Bulgaria : 0.2%
Bulgarian Energy Holding
EAD Reg S
2.45%, 07/22/28 EUR 100 113,677
Underline
Burkina Faso : 0.1%
IAMGOLD Corp. 144A
5.75%, 10/15/28 USD 25 24,990
Underline
Canada : 8.1%
1011778 BC ULC / New Red
Finance, Inc. 144A
3.50%, 02/15/29 USD 125 119,531
3.88%, 01/15/28 USD 75 73,307
4.00%, 10/15/30 USD 100 94,347
6.12%, 06/15/29 USD 50 51,190
Air Canada 144A
4.62%, 08/15/29 CAD 100 71,877
Algonquin Power & Utilities
Corp.
4.75% (US Treasury
Yield Curve Rate T 5
Year+3.25%), 01/18/82
(a) USD 50 48,827
AltaGas Ltd.
Par
(000’s) Value
Canada (continued)
5.25% (Generic Canadian
5 Year+3.81%), 01/11/82
(a) CAD 15 $ 10,829
7.35% (Generic Canadian
5 Year+4.54%), 08/17/82
(a) CAD 25 18,903
8.90% (Generic Canadian
5 Year+5.09%), 11/10/83
(a) CAD 25 20,122
AltaGas Ltd. 144A
7.20% (US Treasury
Yield Curve Rate T 5
Year+3.57%), 10/15/54
(a) USD 25 25,902
ATS Automation Tooling
Systems, Inc. 144A
4.12%, 12/15/28 USD 25 23,976
ATS Corp.
6.50%, 08/21/32 CAD 25 18,326
Baytex Energy Corp. 144A
8.50%, 04/30/30 USD 50 51,447
Bell Telephone Co. of
Canada or Bell Canada
5.62% (Generic Canadian
5 Year+2.95%), 03/27/55
(a) CAD 50 36,737
6.88% (US Treasury
Yield Curve Rate T 5
Year+2.39%), 09/15/55
(a) USD 100 103,878
Bombardier, Inc. 144A
6.00%, 02/15/28 USD 25 25,083
7.00%, 06/01/32 USD 25 26,161
7.25%, 07/01/31 USD 50 53,064
7.35%, 12/22/26 CAD 25 18,713
7.45%, 05/01/34 USD 50 55,349
7.50%, 02/01/29 USD 25 26,091
8.75%, 11/15/30 USD 75 80,973
Brookfield Property Finance
ULC
3.93%, 01/15/27 CAD 25 17,913
4.00%, 09/30/26 CAD 25 17,962
7.12%, 02/13/28 CAD 25 18,937
Brookfield Residential
Properties, Inc. /
Brookfield Residential US
LLC 144A
5.00%, 06/15/29 USD 25 23,847
6.25%, 09/15/27 USD 50 49,924
Capital Power Corp.
8.12% (Generic Canadian
5 Year+4.44%), 06/05/54
(a) CAD 25 20,223
Capstone Copper Corp. 144A
6.75%, 03/31/33 USD 50 51,544
Cascades, Inc./Cascades USA
Inc 144A
5.38%, 01/15/28 USD 25 24,867

Par
(000’s) Value
Canada (continued)
Champion Iron Canada, Inc.
144A
7.88%, 07/15/32 USD 25 $ 26,157
Cineplex, Inc. 144A
7.62%, 03/31/29 CAD 25 18,809
Cogeco Communications,
Inc.
6.12%, 02/27/29 CAD 25 18,661
Corus Entertainment, Inc.
Reg S
5.00%, 05/11/28 CAD 25 5,794
Dye & Durham Ltd. 144A
8.62%, 04/15/29 USD 15 14,846
Eldorado Gold Corp. 144A
6.25%, 09/01/29 † USD 25 25,113
Empire Communities Corp.
144A
9.75%, 05/01/29 USD 25 26,244
Enerflex Ltd. 144A
9.00%, 10/15/27 USD 22 22,477
First Quantum Minerals Ltd.
144A
7.25%, 02/15/34 USD 100 103,462
8.00%, 03/01/33 USD 50 52,855
8.62%, 06/01/31 USD 50 52,601
9.38%, 03/01/29 USD 50 53,054
Garda World Security Corp.
144A
6.00%, 06/01/29 USD 50 49,618
8.38%, 11/15/32 USD 75 77,916
GFL Environmental, Inc.
144A
4.38%, 08/15/29 USD 25 24,412
4.75%, 06/15/29 USD 25 24,720
6.75%, 01/15/31 USD 100 104,767
goeasy Ltd. 144A
6.88%, 05/15/30 USD 25 24,894
7.38%, 10/01/30 USD 50 50,289
7.62%, 07/01/29 USD 15 15,212
9.25%, 12/01/28 USD 15 15,666
Great Canadian Gaming
Corp./Raptor LLC 144A
8.75%, 11/15/29 USD 25 24,740
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC 144A
9.00%, 02/15/29 USD 40 41,858
Inter Pipeline Ltd.
6.88% (Canada
Bankers' Acceptances
3 Month+5.01%),
03/26/79 (a) CAD 25 18,817
International Petroleum
Corp. 144A Reg S
7.25%, 02/01/27 USD 25 25,405
Ivanhoe Mines Ltd. 144A
7.88%, 01/23/30 USD 100 103,368
Jones Deslauriers Insurance
Management, Inc. 144A
Par
(000’s) Value
Canada (continued)
8.50%, 03/15/30 USD 25 $ 26,286
Keyera Corp.
5.95% (Generic Canadian
5 Year+4.66%), 03/10/81
(a) CAD 25 18,537
6.88% (Canada
Bankers' Acceptances
3 Month+5.17%),
06/13/79 (a) CAD 25 19,128
Laurentian Bank of Canada
5.09% (Canada
Bankers' Acceptances
3 Month+2.42%),
06/15/32 (a) CAD 25 18,033
Mattamy Group Corp. 144A
4.62%, 03/01/30 USD 25 24,152
5.25%, 12/15/27 USD 50 49,719
MEG Energy Corp. 144A
5.88%, 02/01/29 USD 25 25,018
Mercer International, Inc.
5.12%, 02/01/29 USD 50 36,899
Methanex Corp.
5.25%, 12/15/29 † USD 100 99,930
New Gold, Inc. 144A
6.88%, 04/01/32 USD 25 26,206
Northriver Midstream
Finance LP 144A
6.75%, 07/15/32 USD 25 25,582
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 USD 25 24,215
5.25%, 06/01/27 USD 40 40,148
8.50%, 11/15/28 USD 50 52,388
9.00%, 02/15/30 USD 25 26,835
Open Text Corp. 144A
3.88%, 12/01/29 USD 75 70,985
Parkland Corp.
6.00%, 06/23/28 CAD 75 54,016
Parkland Corp. 144A
4.38%, 03/26/29 CAD 50 35,935
4.50%, 10/01/29 USD 75 73,097
Rogers Communications, Inc.
5.00% (Generic Canadian
5 Year+3.58%), 12/17/81
(a) CAD 100 72,484
5.62% (Generic Canadian
5 Year+2.85%), 04/15/55
(a) CAD 50 36,714
7.00% (US Treasury
Yield Curve Rate T 5
Year+2.65%), 04/15/55
(a) USD 50 52,200
7.12% (US Treasury
Yield Curve Rate T 5
Year+2.62%), 04/15/55
(a) USD 25 26,514
Rogers Communications,
Inc. 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.59%), 03/15/82
(a) USD 50 $ 49,691
Saturn Oil & Gas, Inc. 144A
9.62%, 06/15/29 USD 24 24,883
Sleep Country Canada
Holdings, Inc.
6.62%, 11/28/32 CAD 25 18,276
South Bow Canadian
Infrastructure Holdings
Ltd.
7.50% (US Treasury
Yield Curve Rate T 5
Year+3.67%), 03/01/55
(a) USD 25 26,565
7.62% (US Treasury
Yield Curve Rate T 5
Year+3.95%), 03/01/55
(a) USD 50 52,278
Superior Plus LP / Superior
General Partner, Inc. 144A
4.50%, 03/15/29 USD 25 24,139
Superior Plus LP 144A
4.25%, 05/18/28 CAD 25 17,833
Taseko Mines Ltd. 144A
8.25%, 05/01/30 USD 25 26,510
Teine Energy Ltd. 144A
6.88%, 04/15/29 USD 25 24,689
Telesat Canada / Telesat LLC
144A
5.62%, 12/06/26 USD 25 20,125
TELUS Corp.
6.25% (Generic Canadian
5 Year+3.48%), 07/21/55
(a) CAD 75 56,553
6.75% (Generic Canadian
5 Year+3.61%), 07/21/55
(a) CAD 40 31,067
7.00% (US Treasury
Yield Curve Rate T 5
Year+2.71%), 10/15/55
(a) USD 50 52,778
TransAlta Corp.
7.75%, 11/15/29 USD 25 26,014
TransAlta Corp. 144A
5.62%, 03/24/32 CAD 25 18,776
TransAlta Corp. Reg S
5.62%, 03/24/32 CAD 25 18,675
Vermilion Energy, Inc. 144A
7.25%, 02/15/33 † USD 25 23,648
3,749,126
Cayman Islands : 1.3%
Arabian Centres Sukuk II Ltd.
144A
5.62%, 10/07/26 USD 100 97,080
Banco BTG Pactual SA 144A
6.25%, 04/08/29 USD 50 51,915
Par
(000’s) Value
Cayman Islands (continued)
Bapco Energies Sukuk Ltd.
144A
5.25%, 04/08/29 USD 100 $ 100,493
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
8.00%, 02/25/29 USD 200 208,683
Global Aircraft Leasing Co.
Ltd. 144A
8.75%, 09/01/27 USD 40 41,376
Oryx Funding Ltd. 144A
5.80%, 02/03/31 USD 50 52,377
Sable International Finance
Ltd. 144A
7.12%, 10/15/32 USD 75 76,213
628,137
Chile : 0.5%
Falabella SA 144A
3.38%, 01/15/32 USD 50 44,825
Inversiones CMPC SA 144A
6.70% (US Treasury
Yield Curve Rate T 5
Year+2.83%), 12/09/57
(a) USD 100 102,400
Latam Airlines Group SA
144A
7.88%, 04/15/30 USD 100 104,170
251,395
China : 1.3%
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27 USD 200 198,750
Melco Resorts Finance Ltd.
144A
5.38%, 12/04/29 USD 100 98,519
5.62%, 07/17/27 USD 50 49,890
5.75%, 07/21/28 USD 50 49,954
MGM China Holdings Ltd.
144A
4.75%, 02/01/27 USD 100 99,837
Studio City Finance Ltd. 144A
5.00%, 01/15/29 USD 100 96,428
593,378
Colombia : 2.3%
Ecopetrol SA
4.62%, 11/02/31 USD 125 112,194
5.88%, 05/28/45 USD 50 38,278
6.88%, 04/29/30 USD 100 102,560
7.38%, 09/18/43 USD 100 92,635
7.75%, 02/01/32 USD 75 77,658
8.38%, 01/19/36 USD 100 103,341
8.62%, 01/19/29 USD 50 54,335
8.88%, 01/13/33 USD 75 81,346
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 USD 75 71,294
Grupo Aval Ltd. 144A
4.38%, 02/04/30 USD 50 47,517
Grupo Nutresa SA 144A
8.00%, 05/12/30 USD 50 53,612

Par
(000’s) Value
Colombia (continued)
9.00%, 05/12/35 USD 150 $ 170,445
Termocandelaria Power SA
144A
7.75%, 09/17/31 USD 50 52,520
1,057,735
Costa Rica : 0.1%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 USD 50 47,752
Underline
Czech Republic : 0.3%
Energo - Pro as Reg S
8.00%, 05/27/30 EUR 100 124,684
Underline
Denmark : 0.2%
Orsted AS Reg S
1.75% (EUR Swap Annual
5 Year+1.95%), 12/09/19
(a) EUR 100 112,780
Underline
Dominican Republic : 0.1%
Aeropuertos Dominicanos
Siglo XXI SA 144A
7.00%, 06/30/34 USD 25 26,266
Underline
Finland : 0.2%
SBB Treasury Oyj Reg S
1.12%, 11/26/29 EUR 100 84,238
Underline
France : 10.8%
Accor SA Reg S
7.25% (EUR Swap Annual
5 Year+4.11%), 12/31/99
(o)(a) EUR 100 129,336
Air France-KLM Reg S
8.12%, 05/31/28 EUR 100 131,495
Alstom SA Reg S
5.87% (EUR Swap Annual
5 Year+2.93%), 05/29/29
(o)(a) EUR 100 125,061
Altice France SA 144A
5.12%, 07/15/29 USD 100 85,905
Atos SE Reg S
9.00%, 12/18/29 (s) EUR 75 101,491
Banijay Entertainment SAS
144A
8.12%, 05/01/29 USD 50 51,972
CAB Selas Reg S
3.38%, 02/01/28 EUR 100 110,497
Cerba Healthcare SACA
Reg S
3.50%, 05/31/28 EUR 100 82,450
CMA CGM SA Reg S
5.50%, 07/15/29 EUR 100 122,387
Constellium SE 144A
3.75%, 04/15/29 USD 100 95,233
Electricite de France SA 144A
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 03/15/33
(o)(a) USD 50 58,011
Par
(000’s) Value
France (continued)
Electricite de France SA Reg
S
3.38% (EUR Swap Annual
5 Year+3.97%), 06/15/30
(o)(a) EUR 200 $ 225,937
5.88% (BPISDS15+3.32%),
01/22/29 (o)(a) GBP 100 133,296
7.38% (UK Govt Bonds 5
Year Note Generic Bid
Yield+3.77%), 06/17/35
(o)(a) GBP 100 137,453
Emeria SASU Reg S
7.75%, 03/31/28 EUR 100 108,327
Eramet SA Reg S
6.50%, 11/30/29 EUR 100 115,040
Eurofins Scientific SE Reg S
6.75% (Euribor 3 Month
ACT/360+4.24%),
04/24/28 (o)(a) EUR 100 125,788
Eutelsat SA Reg S
2.25%, 07/13/27 EUR 100 116,457
Fnac Darty SA Reg S
6.00%, 04/01/29 EUR 100 123,065
Forvia SE Reg S
2.38%, 06/15/27 EUR 100 116,475
5.50%, 06/15/31 EUR 100 121,309
5.62%, 06/15/30 EUR 100 122,015
Holding d'Infrastructures
des Metiers de
l'Environnement SAS Reg S
0.62%, 09/16/28 EUR 100 108,251
iliad SA Reg S
5.38%, 06/14/27 EUR 100 121,529
5.62%, 02/15/30 EUR 100 126,394
Loxam SAS Reg S
6.38%, 05/31/29 EUR 90 109,787
Maya SAS/Paris France 144A
7.00%, 10/15/28 USD 100 101,687
8.50%, 04/15/31 USD 100 107,332
New Immo Holding SA Reg S
6.00%, 03/22/29 EUR 100 122,625
Nexans SA Reg S
4.12%, 05/29/29 EUR 100 121,145
Opal Bidco SAS Reg S
5.50%, 03/31/32 EUR 100 121,728
Paprec Holding SA Reg S
3.50%, 07/01/28 EUR 100 117,598
Picard Groupe SAS Reg S
6.38%, 07/01/29 EUR 100 123,278
RCI Banque SA Reg S
5.50% (EUR Swap Annual
5 Year+2.75%), 10/09/34
(a) EUR 100 123,807
Renault SA Reg S
2.50%, 04/01/28 EUR 100 116,150
Rexel SA Reg S
2.12%, 06/15/28 EUR 100 114,776
SNF Group SACA Reg S
2.62%, 02/01/29 EUR 100 115,142

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
France (continued)
Tereos Finance Groupe I SA
Reg S
7.25%, 04/15/28 EUR 100 $ 121,287
Valeo SE Reg S
1.00%, 08/03/28 EUR 100 110,593
4.50%, 04/11/30 EUR 100 119,731
Vallourec SACA 144A
7.50%, 04/15/32 USD 50 53,336
Veolia Environnement SA
Reg S
2.50% (EUR Swap Annual
5 Year+2.84%), 01/20/29
(o)(a) EUR 100 112,909
Viridien Reg S
8.50%, 10/15/30 EUR 100 122,060
Worldline SA/France Reg S
5.25%, 11/27/29 EUR 100 91,099
5,021,244
Georgia : 0.0%
Georgian Railway JSC 144A
4.00%, 06/17/28 USD 25 23,364
Underline
Germany : 4.6%
Bayer AG Reg S
3.12% (EUR Swap Annual
5 Year+3.11%), 11/12/79
(a) EUR 100 115,899
7.00% (EUR Swap Annual
5 Year+3.90%), 09/25/83
(a) EUR 100 128,988
Cerdia Finanz GmbH 144A
9.38%, 10/03/31 USD 100 106,125
Cheplapharm Arzneimittel
GmbH Reg S
4.38%, 01/15/28 EUR 100 116,927
Dresdner Funding Trust I
144A
8.15%, 06/30/31 USD 25 27,634
Fressnapf Holding SE Reg S
5.25%, 10/31/31 EUR 100 119,472
Gruenenthal GmbH Reg S
4.12%, 05/15/28 EUR 100 118,157
IHO Verwaltungs GmbH
144A
7.75%, 11/15/30 USD 100 104,707
IHO Verwaltungs GmbH
Reg S
8.75%, 05/15/28 EUR 100 123,308
Mahle GmbH Reg S
2.38%, 05/14/28 EUR 100 112,097
METRO AG Reg S
4.00%, 03/05/30 EUR 100 122,033
Nidda Healthcare Holding
GmbH Reg S
5.62%, 02/21/30 EUR 100 121,022
Progroup AG Reg S
5.38%, 04/15/31 EUR 100 118,789
Schaeffler AG Reg S
3.38%, 10/12/28 EUR 100 117,085
Par
(000’s) Value
Germany (continued)
4.50%, 03/28/30 EUR 100 $ 119,703
Techem
Verwaltungsgesellschaft
675 mbH Reg S
5.38%, 07/15/29 EUR 100 121,733
TUI Cruises GmbH Reg S
5.00%, 05/15/30 EUR 100 120,812
ZF Europe Finance BV Reg S
3.00%, 10/23/29 EUR 200 214,972
2,129,463
Greece : 1.6%
Alpha Bank SA Reg S
6.00% (EUR Swap Annual
5 Year+3.27%), 09/13/34
(a) EUR 100 126,706
Eurobank Ergasias Services
and Holdings SA Reg S
4.25% (EUR Swap Annual
5 Year+2.00%), 04/30/35
(a) EUR 100 118,507
Metlen Energy & Metals SA
Reg S
4.00%, 10/17/29 EUR 100 121,237
National Bank of Greece SA
Reg S
8.00% (EUR Swap Annual
5 Year+4.65%), 01/03/34
(a) EUR 100 132,415
Piraeus Financial Holdings
SA Reg S
5.38% (EUR Swap Annual
5 Year+3.15%), 09/18/35
(a) EUR 100 124,033
Public Power Corp. SA Reg S
4.62%, 10/31/31 EUR 100 121,270
744,168
Guatemala : 0.2%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 USD 100 98,846
Underline
Hungary : 0.7%
MBH Bank Nyrt Reg S
5.25% (Euribor 3 Month
ACT/360+3.00%),
01/29/30 (a) EUR 100 120,163
OTP Bank Nyrt Reg S
7.30% (US Treasury
Yield Curve Rate T 5
Year+2.86%), 07/30/35
(a) USD 200 213,163
333,326
India : 1.1%
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 USD 96 102,143

Par
(000’s) Value
India (continued)
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 USD 100 $ 104,263
JSW Steel Ltd. 144A
5.05%, 04/05/32 USD 100 97,342
Muthoot Finance Ltd. 144A
6.38%, 04/23/29 USD 100 101,457
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 USD 50 50,007
Shriram Finance Ltd. 144A
6.62%, 04/22/27 USD 50 51,166
506,378
Indonesia : 0.1%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * USD 150 578
Indika Energy Tbk PT 144A
8.75%, 05/07/29 USD 25 25,080
25,658
Ireland : 0.9%
ASG Finance DAC 144A
9.75%, 05/15/29 USD 100 97,030
eircom Finance DAC Reg S
2.62%, 02/15/27 EUR 100 117,686
Virgin Media Vendor
Financing Notes III DAC
Reg S
4.88%, 07/15/28 GBP 150 197,476
412,192
Israel : 0.5%
Energean Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 USD 25 26,418
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 USD 25 25,128
6.75%, 06/30/30 USD 40 40,200
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 USD 25 26,198
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 USD 50 49,154
4.10%, 10/01/46 USD 50 37,359
6.75%, 03/01/28 USD 50 51,946
256,403
Italy : 5.6%
A2A SpA Reg S
5.00% (EUR Swap Annual
5 Year+2.26%), 06/11/29
(o)(a) EUR 100 122,579
Almaviva-The Italian
Innovation Co. SpA Reg S
5.00%, 10/30/30 EUR 100 119,508
Banca IFIS SpA Reg S
5.50%, 02/27/29 EUR 100 125,333
Banca Monte dei Paschi di
Siena SpA Reg S
Par
(000’s) Value
Italy (continued)
3.62% (Euribor 3 Month
ACT/360+1.45%),
11/27/30 (a) EUR 100 $ 119,874
Banco BPM SpA Reg S
4.50% (EUR Swap Annual
5 Year+2.25%), 11/26/36
(a) EUR 200 242,411
BPER Banca SPA Reg S
5.75% (Euribor 3 Month
ACT/360+2.60%),
09/11/29 (a) EUR 150 190,340
Infrastrutture Wireless
Italiane SpA Reg S
3.75%, 04/01/30 EUR 100 119,586
Intesa Sanpaolo
Assicurazioni SpA Reg S
4.22%, 03/05/35 EUR 200 236,571
Lottomatica Group Spa Reg
S
5.38%, 06/01/30 EUR 100 121,905
Mediobanca Banca di
Credito Finanziario SpA
Reg S
5.25% (EUR Swap Annual
5 Year+2.75%), 04/22/34
(a) EUR 200 247,709
Mundys SpA Reg S
1.88%, 07/13/27 EUR 100 116,255
1.88%, 02/12/28 EUR 100 114,963
Poste Italiane SpA Reg S
2.62% (EUR Swap Annual
5 Year+2.68%), 03/24/29
(o)(a) EUR 100 113,346
Prysmian SpA Reg S
5.25% (EUR Swap Annual
5 Year+3.01%), 05/21/30
(o)(a) EUR 100 122,743
Telecom Italia Capital SA
6.38%, 11/15/33 USD 25 26,301
7.72%, 06/04/38 USD 200 221,898
Telecom Italia SpA Reg S
1.62%, 01/18/29 EUR 100 112,796
Webuild SpA Reg S
7.00%, 09/27/28 EUR 100 127,999
2,602,117
Japan : 3.5%
Kioxia Holdings Corp. 144A
6.62%, 07/24/33 USD 100 102,916
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27 USD 150 147,283
4.81%, 09/17/30 USD 75 70,701
7.50%, 07/17/30 USD 50 52,511
8.12%, 07/17/35 USD 75 80,559
Nissan Motor Co. Ltd. Reg S
3.20%, 09/17/28 EUR 100 115,722
Rakuten Group, Inc. 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Japan (continued)
6.25% (US Treasury
Yield Curve Rate T 5
Year+4.96%), 04/22/26
(o)(a) USD 25 $ 24,105
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.25%), 12/15/29
(o)(a) USD 50 52,026
9.75%, 04/15/29 USD 100 112,537
11.25%, 02/15/27 USD 75 81,374
SoftBank Group Corp. Reg S
3.38%, 07/06/29 EUR 100 114,469
4.00%, 09/19/29 EUR 100 116,982
5.00%, 04/15/28 EUR 100 121,044
5.12%, 09/19/27 USD 200 199,684
5.38%, 01/08/29 EUR 100 121,953
5.75%, 07/08/32 EUR 100 123,010
1,636,876
Jersey, Channel Islands : 0.2%
Toucan FinCo Ltd./Toucan
FinCo Can, Inc./Toucan
FinCo US LLC 144A
9.50%, 05/15/30 USD 100 98,053
Underline
Luxembourg : 7.2%
Adecoagro SA 144A
7.50%, 07/29/32 USD 30 29,417
Aegea Finance Sarl 144A
9.00%, 01/20/31 USD 50 53,046
Albion Financing 1 SARL /
Aggreko Holdings, Inc.
144A
7.00%, 05/21/30 USD 100 103,680
Altice Financing SA 144A
5.00%, 01/15/28 USD 150 116,753
5.75%, 08/15/29 USD 50 37,667
Ambipar Lux Sarl 144A
9.88%, 02/06/31 USD 50 8,650
Ardagh Packaging Finance
PLC / Ardagh Holdings
USA, Inc. 144A
5.25%, 08/15/27 USD 30 11,569
Aroundtown Finance Sarl
7.88% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 08/07/29
(o)(a) USD 150 149,415
Cidron Aida Finco Sarl Reg S
7.00%, 10/27/31 EUR 100 119,876
Cirsa Finance International
Sarl Reg S
4.50%, 03/15/27 EUR 100 117,802
Connect Finco SARL /
Connect US Finco LLC
144A
9.00%, 09/15/29 USD 75 78,949
Consolidated Energy Finance
SA 144A
12.00%, 02/15/31 † USD 50 45,813
Par
(000’s) Value
Luxembourg (continued)
CPI Property Group SA Reg S
1.50%, 01/27/31 EUR 100 $ 97,884
1.75%, 01/14/30 EUR 100 102,782
4.00%, 01/22/28 (s) GBP 100 128,397
CSN Resources SA 144A
4.62%, 06/10/31 USD 50 40,674
8.88%, 12/05/30 USD 100 100,984
Currenta Group Holdings
Sarl Reg S
5.50%, 05/15/30 EUR 100 120,724
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 USD 25 24,592
5.88%, 03/30/31 USD 35 33,646
Essendi SA Reg S
6.38%, 10/15/29 EUR 100 124,236
Froneri Lux FinCo SARL 144A
6.00%, 08/01/32 USD 100 100,241
FS Luxembourg Sarl 144A
8.88%, 02/12/31 USD 100 104,797
ION Trading Technologies
Sarl 144A
9.50%, 05/30/29 USD 100 106,117
Loarre Investments Sarl
Reg S
6.50%, 05/15/29 EUR 100 121,500
Maxam Prill Sarl 144A
7.75%, 07/15/30 † USD 100 100,748
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 USD 46 39,160
Minerva Luxembourg SA
144A
4.38%, 03/18/31 USD 75 68,651
Puma International
Financing SA 144A
7.75%, 04/25/29 USD 25 25,921
Rede D'or Finance Sarl 144A
6.45%, 09/09/35 USD 100 102,813
Rossini Sarl Reg S
6.75%, 12/31/29 EUR 100 124,202
Saavi Energia Sarl 144A
8.88%, 02/10/35 USD 125 134,681
SES SA Reg S
5.50% (EUR Swap Annual
5 Year+3.23%), 09/12/54
(a) EUR 100 119,940
Stena International SA 144A
7.25%, 01/15/31 USD 100 102,039
Summer BC Holdco B SARL
Reg S
5.88%, 02/15/30 EUR 100 115,206
Telenet Finance Luxembourg
Notes Sarl Reg S
3.50%, 03/01/28 EUR 100 117,676
TK Elevator US Newco, Inc.
144A
5.25%, 07/15/27 USD 100 99,723

Par
(000’s) Value
Luxembourg (continued)
Vivion Investments Sarl
Reg S
6.50%, 08/31/28 EUR 102 $ 119,342
3,349,313
Malta : 0.2%
VistaJet Malta Finance PLC
/ Vista Management
Holding, Inc. 144A
6.38%, 02/01/30 USD 50 48,777
7.88%, 05/01/27 USD 50 50,823
99,600
Mauritius : 0.7%
CA Magnum Holdings 144A
5.38%, 10/31/26 USD 50 49,906
Greenko Power II Ltd. 144A
4.30%, 12/13/28 USD 80 76,434
UPL Corp. Ltd. Reg S
4.62%, 06/16/30 USD 200 186,202
312,542
Mexico : 3.3%
Alsea SAB de CV 144A
7.75%, 12/14/26 USD 50 50,378
Grupo Aeromexico SAB de
CV 144A
8.62%, 11/15/31 USD 50 50,058
Nemak SAB de CV 144A
3.62%, 06/28/31 USD 25 21,871
Petroleos Mexicanos
5.35%, 02/12/28 USD 75 74,734
5.95%, 01/28/31 USD 150 145,385
6.35%, 02/12/48 USD 50 39,739
6.38%, 01/23/45 USD 50 40,672
6.49%, 01/23/27 USD 25 25,272
6.50%, 03/13/27 USD 125 126,646
6.50%, 01/23/29 USD 25 25,443
6.50%, 06/02/41 USD 50 43,827
6.62%, 06/15/35 USD 50 47,709
6.70%, 02/16/32 USD 150 148,744
6.75%, 09/21/47 USD 125 103,241
6.84%, 01/23/30 USD 50 50,889
6.95%, 01/28/60 USD 50 41,157
7.69%, 01/23/50 USD 175 159,222
8.75%, 06/02/29 USD 50 53,893
10.00%, 02/07/33 † USD 50 58,056
Petróleos Mexicanos Reg S
4.75%, 02/26/29 EUR 100 118,378
4.88%, 02/21/28 EUR 100 120,172
1,545,486
Mongolia : 0.1%
Golomt Bank 144A
11.00%, 05/20/27 USD 25 25,899
Underline
Morocco : 0.7%
OCP SA 144A
6.70%, 03/01/36 USD 100 107,199
6.75%, 05/02/34 USD 100 108,823
6.88%, 04/25/44 USD 100 104,944
320,966
Par
(000’s) Value
Netherlands : 7.2%
Abertis Infraestructuras
Finance BV Reg S
4.87% (EUR Swap Annual
5 Year+2.62%), 11/28/29
(o)(a) EUR 100 $ 121,331
Boels Topholding BV Reg S
5.75%, 05/15/30 EUR 100 122,118
Braskem Netherlands
Finance BV 144A
8.50%, 01/12/31 USD 125 48,828
Dufry One BV Reg S
2.00%, 02/15/27 EUR 100 116,154
Flora Food Management BV
Reg S
6.88%, 07/02/29 EUR 100 117,695
Koninklijke KPN NV Reg S
6.00% (EUR Swap Annual
5 Year+3.77%), 09/21/27
(o)(a) EUR 100 124,738
Odido Holding BV Reg S
3.75%, 01/15/29 EUR 100 116,718
Petrobras Global Finance BV
5.12%, 09/10/30 USD 100 98,959
5.50%, 06/10/51 USD 25 20,606
6.00%, 01/13/35 † USD 50 49,396
6.50%, 07/03/33 USD 25 25,958
Saipem Finance
International BV Reg S
4.88%, 05/30/30 EUR 100 125,187
Sunrise FinCo I BV 144A
4.88%, 07/15/31 USD 100 95,337
Sunrise FinCo I BV Reg S
4.62%, 05/15/32 EUR 100 119,311
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual
8 Year+2.62%), 02/12/29
(o)(a) EUR 100 111,727
5.75%
(EUAMDB08+3.12%),
01/15/32 (o)(a) EUR 100 124,686
7.12% (EUR Swap Annual
6 Year+4.32%), 08/23/28
(o)(a) EUR 100 129,070
TenneT Holding BV Reg S
4.88% (EUR Swap Annual
5 Year+2.21%), 12/21/31
(o)(a) EUR 100 121,763
Teva Pharmaceutical Finance
Netherlands II BV
3.75%, 05/09/27 EUR 100 118,534
4.38%, 05/09/30 EUR 200 241,530
7.38%, 09/15/29 EUR 100 132,858
Teva Pharmaceutical Finance
Netherlands III BV
5.12%, 05/09/29 USD 50 50,311
6.00%, 12/01/32 USD 25 26,055
Teva Pharmaceutical Finance
Netherlands IV BV
5.75%, 12/01/30 USD 50 51,544

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Netherlands (continued)
Trivium Packaging Finance
BV 144A
8.25%, 07/15/30 USD 100 $ 106,760
United Group BV Reg S
3.62%, 02/15/28 EUR 100 115,917
VZ Vendor Financing II BV
Reg S
2.88%, 01/15/29 EUR 200 222,413
Wintershall Dea Finance 2
BV Reg S
3.00% (EUR Swap Annual
5 Year+3.32%), 07/20/28
(o)(a) EUR 100 113,461
Yinson Bergenia Production
BV 144A
8.50%, 01/31/45 USD 100 107,450
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 USD 49 54,679
ZF Europe Finance BV Reg S
4.75%, 01/31/29 EUR 100 115,660
Ziggo BV 144A
4.88%, 01/15/30 USD 100 94,473
3,341,227
Norway : 0.5%
TGS ASA 144A
8.50%, 01/15/30 USD 100 103,098
Var Energi ASA Reg S
7.86% (EUR Swap Annual
5 Year+4.76%), 11/15/83
(a) EUR 100 130,716
233,814
Oman : 0.5%
Mazoon Assets Co. SAOC
144A
5.25%, 10/09/31 USD 50 50,992
OQ SAOC 144A
5.12%, 05/06/28 USD 100 101,215
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 USD 100 105,033
257,240
Panama : 0.2%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 USD 71 66,735
Banistmo SA 144A
4.25%, 07/31/27 USD 50 49,347
116,082
Peru : 0.7%
Banco Internacional del Peru
SAA Interbank 144A
6.40% (US Treasury
Yield Curve Rate T 5
Year+2.07%), 04/30/35
(a) USD 50 51,662
Cia de Minas Buenaventura
SAA 144A
6.80%, 02/04/32 USD 25 25,773
Hudbay Minerals, Inc. 144A
Par
(000’s) Value
Peru (continued)
6.12%, 04/01/29 USD 25 $ 25,224
Minsur SA 144A
4.50%, 10/28/31 USD 50 47,972
Peru LNG Srl 144A
5.38%, 03/22/30 USD 19 18,010
Petroleos del Peru SA 144A
4.75%, 06/19/32 USD 75 65,283
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.75%, 08/02/28 USD 100 95,698
329,622
Poland : 0.2%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 USD 100 93,922
Underline
Portugal : 0.8%
EDP SA Reg S
4.62% (EUR Swap Annual
5 Year+2.40%), 09/16/54
(a) EUR 100 120,977
4.75% (EUR Swap Annual
5 Year+2.05%), 05/29/54
(a) EUR 100 121,730
5.94% (EUR Swap Annual
5 Year+3.18%), 04/23/83
(a) EUR 100 124,603
367,310
Romania : 0.3%
Banca Transilvania SA Reg S
5.12% (EURIBOR
ICE Swap Rate 1
Year+2.95%), 09/30/30
(a) EUR 100 120,591
Underline
Serbia : 0.2%
Telecommunications
co Telekom Srbija AD
Belgrade 144A
7.00%, 10/28/29 USD 100 101,745
Underline
Singapore : 0.3%
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 USD 50 52,290
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 USD 68 70,966
123,256
South Africa : 0.3%
Sasol Financing USA LLC
6.50%, 09/27/28 USD 50 49,706
Transnet/South Africa 144A
8.25%, 02/06/28 USD 100 105,663
155,369
Spain : 1.2%
Abanca Corp. Bancaria SA
Reg S

Par
(000’s) Value
Spain (continued)
8.38% (EUR Swap Annual
5 Year+5.25%), 09/23/33
(a) EUR 100 $ 133,081
Abengoa Abenewco 2 SA
Reg S
1.50%, 10/26/24 (d) * USD 63 633
1.50%, 10/26/24 (d) * USD 63 104
Abengoa SA
0.00%, 03/31/27 (s) ^ EUR 100 589
AI Candelaria Spain SA 144A
5.75%, 06/15/33 USD 50 45,478
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 USD 50 46,309
Grifols SA Reg S
3.88%, 10/15/28 EUR 100 115,403
Lorca Telecom Bondco SA
Reg S
4.00%, 09/18/27 EUR 200 235,284
576,881
Sweden : 1.5%
Castellum AB Reg S
3.12% (EUR Swap Annual
5 Year+3.45%), 12/02/26
(o)(a) EUR 100 116,512
Heimstaden Bostad AB Reg S
2.62% (EUR Swap Annual
5 Year+3.15%), 12/31/99
(o)(a) EUR 100 113,462
Intrum Investments And
Financing AB 144A Reg S
8.50%, 09/11/30 EUR 100 102,883
Verisure Holding AB Reg S
3.25%, 02/15/27 EUR 100 117,517
Verisure Midholding AB
Reg S
5.25%, 02/15/29 EUR 100 118,527
Volvo Car AB Reg S
4.25%, 05/31/28 EUR 100 121,355
690,256
Tanzania : 0.1%
AngloGold Ashanti Holdings
PLC
6.50%, 04/15/40 USD 40 42,393
Underline
Thailand : 0.3%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34
(a) USD 50 47,346
Muangthai Capital PCL 144A
7.55%, 07/21/30 USD 100 103,860
151,206
Trinidad and Tobago : 0.1%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 USD 25 25,781
Underline
Par
(000’s) Value
Turkey : 3.0%
Akbank TAS 144A
7.50%, 01/20/30 USD 100 $ 104,999
Eregli Demir ve Celik
Fabrikalari TAS 144A
8.38%, 07/23/29 USD 50 52,167
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 USD 50 52,049
QNB Bank AS Reg S
7.25%, 05/21/29 USD 200 211,784
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30 USD 100 102,612
Turk Telekomunikasyon AS
144A
7.38%, 05/20/29 USD 100 103,697
Turkcell Iletisim Hizmetleri
AS 144A
7.45%, 01/24/30 USD 100 104,443
Turkiye Garanti Bankasi AS
144A
8.12% (US Treasury
Yield Curve Rate T 5
Year+3.84%), 01/03/35
(a) USD 100 103,771
Turkiye Ihracat Kredi Bankasi
AS 144A
9.00%, 01/28/27 USD 200 210,577
Turkiye Is Bankasi AS 144A
7.75%, 06/12/29 USD 100 104,610
Turkiye Vakiflar Bankasi TAO
144A
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34
(a) USD 100 105,576
Yapi ve Kredi Bankasi AS
144A
9.25%, 10/16/28 USD 100 109,043
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 USD 50 46,076
1,411,404
United Arab Emirates : 0.7%
Alpha Star Holding VIII Ltd.
Reg S
8.38%, 04/12/27 USD 200 208,030
Five Holdings Bvi Ltd. 144A
9.38%, 10/03/28 USD 50 52,415
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 USD 50 52,483
312,928
United Kingdom : 10.3%
Allwyn Entertainment
Financing UK PLC Reg S
7.25%, 04/30/30 EUR 90 111,220
Amber Finco PLC Reg S
6.62%, 07/15/29 EUR 100 123,870
Ardonagh Finco Ltd. 144A

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Kingdom (continued)
7.75%, 02/15/31 USD 100 $ 104,717
Ardonagh Finco Ltd. Reg S
6.88%, 02/15/31 EUR 100 121,937
Aston Martin Capital
Holdings Ltd. 144A
10.00%, 03/31/29 USD 50 49,000
Atlantica Sustainable
Infrastructure Ltd. 144A
4.12%, 06/15/28 USD 100 97,904
Avianca Midco 2 PLC 144A
9.00%, 12/01/28 USD 75 75,187
Azule Energy Finance PLC
144A
8.12%, 01/23/30 USD 100 100,955
B&M European Value Retail
SA Reg S
8.12%, 11/15/30 GBP 100 142,413
BCP V Modular Services
Finance II PLC Reg S
4.75%, 11/30/28 EUR 100 112,869
Bellis Acquisition Co. PLC
Reg S
8.12%, 05/14/30 GBP 100 129,002
Belron UK Finance PLC 144A
5.75%, 10/15/29 USD 150 152,091
Biocon Biologics Global PLC
144A
6.67%, 10/09/29 USD 100 97,186
British Telecommunications
PLC Reg S
5.12% (EUR Swap Annual
5 Year+2.54%), 10/03/54
(a) EUR 100 122,774
Edge Finco PLC Reg S
8.12%, 08/15/31 GBP 100 144,044
EG Global Finance PLC 144A
12.00%, 11/30/28 USD 100 109,980
Global Auto Holdings Ltd./
AAG FH UK Ltd 144A
8.75%, 01/15/32 USD 50 48,664
Heathrow Finance PLC Reg S
4.12%, 09/01/29 (s) GBP 100 125,501
Howden UK Refinance PLC
/ Howden UK Refinance
2 PLC / Howden US
Refinance LLC 144A
7.25%, 02/15/31 USD 50 51,518
HTA Group Ltd. 144A
7.50%, 06/04/29 USD 100 104,000
IHS Holding Ltd. 144A
8.25%, 11/29/31 USD 50 52,712
INEOS Finance PLC Reg S
6.62%, 05/15/28 EUR 100 119,669
INEOS Quattro Finance 2 Plc
144A
9.62%, 03/15/29 USD 100 99,077
Ithaca Energy North Sea PLC
144A
8.12%, 10/15/29 USD 100 104,727
Par
(000’s) Value
United Kingdom (continued)
Jaguar Land Rover
Automotive PLC Reg S
4.50%, 07/15/28 EUR 100 $ 118,804
Jerrold Finco PLC Reg S
7.88%, 04/15/30 GBP 100 139,335
Metro Bank Holdings PLC
Reg S
12.00% (GUKG1+7.81%),
04/30/29 (a) GBP 100 154,277
Mobico Group PLC Reg S
4.88%, 09/26/31 EUR 100 92,936
Motion Bondco DAC 144A
6.62%, 11/15/27 † USD 100 97,974
NGG Finance PLC Reg S
2.12% (EUR Swap Annual
5 Year+2.53%), 09/05/82
(a) EUR 100 115,367
Panama Infrastructure
Receivable Purchaser PLC
144A
0.00%, 04/05/32 ^ USD 100 75,367
Pinnacle Bidco PLC Reg S
10.00%, 10/11/28 GBP 100 142,067
Sisecam UK PLC 144A
8.62%, 05/02/32 † USD 50 52,221
Standard Chartered PLC
144A
7.01% (ICE LIBOR USD
3 Month+1.46%),
07/30/37 (o)(a) USD 50 52,798
Vedanta Resources Finance
II PLC 144A
9.47%, 07/24/30 USD 100 101,040
10.88%, 09/17/29 USD 50 52,460
Virgin Media Secured
Finance PLC 144A
5.50%, 05/15/29 USD 50 49,471
Virgin Media Secured
Finance PLC Reg S
4.25%, 01/15/30 GBP 100 125,528
Vmed O2 UK Financing I PLC
Reg S
3.25%, 01/31/31 EUR 100 113,120
4.50%, 07/15/31 GBP 100 123,678
5.62%, 04/15/32 EUR 100 120,900
Vodafone Group PLC
4.12% (US Treasury
Yield Curve Rate T 5
Year+2.77%), 06/04/81
(a) USD 100 93,710
5.12% (US Treasury
Yield Curve Rate T 5
Year+3.07%), 06/04/81
(a) USD 100 78,974
7.00% (USD Swap Semi
30/360 5 Year+4.87%),
04/04/79 (a) USD 75 79,337
Vodafone Group PLC Reg S

Par
(000’s) Value
United Kingdom (continued)
8.00% (UK Govt Bonds 5
Year Note Generic Bid
Yield+3.84%), 08/30/86
(a) GBP 100 $ 147,100
WE Soda Investments
Holding PLC 144A
9.50%, 10/06/28 USD 50 48,565
Zegona Finance PLC Reg S
6.75%, 07/15/29 EUR 90 112,352
4,788,398
United States : 4.0%
Amer Sports Co. 144A
6.75%, 02/16/31 USD 75 78,047
California Buyer Ltd. /
Atlantica Sustainable
Infrastructure PLC 144A
6.38%, 02/15/32 USD 50 51,283
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 USD 100 93,180
EUSHI Finance, Inc.
7.62% (US Treasury
Yield Curve Rate T 5
Year+3.14%), 12/15/54
(a) USD 50 52,513
Fibercop SpA 144A
7.72%, 06/04/38 USD 200 202,741
Fibercop SpA Reg S
7.88%, 07/31/28 EUR 100 130,340
Garrett Motion Holdings, Inc.
/ Garrett LX I Sarl 144A
7.75%, 05/31/32 USD 50 52,490
Kosmos Energy Ltd. 144A
8.75%, 10/01/31 † USD 50 38,826
Kronos Acquisition Holdings,
Inc. 144A
8.25%, 06/30/31 † USD 25 19,504
LCPR Senior Secured
Financing DAC 144A
6.75%, 10/15/27 USD 75 44,971
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 USD 68 67,103
New Flyer Holdings, Inc.
144A
9.25%, 07/01/30 USD 25 26,777
Open Text Holdings, Inc.
144A
Par
(000’s) Value
United States (continued)
4.12%, 02/15/30 USD 50 $ 47,427
4.12%, 12/01/31 USD 25 23,143
Playtika Holding Corp. 144A
4.25%, 03/15/29 USD 25 22,976
Q-Park Holding I BV Reg S
2.00%, 03/01/27 EUR 100 116,283
Par
(000’s) Value
United States (continued)
RB Global Holdings, Inc.
144A
6.75%, 03/15/28 USD 100 $ 102,360
7.75%, 03/15/31 USD 40 41,886
Sasol Financing USA LLC
5.50%, 03/18/31 USD 50 44,056
Sasol Financing USA LLC
144A
8.75%, 05/03/29 USD 100 103,817
Stillwater Mining Co. 144A
4.00%, 11/16/26 USD 100 99,069
Wynn Macau Ltd. 144A
5.12%, 12/15/29 USD 75 73,643
5.62%, 08/26/28 USD 100 99,965
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 USD 50 48,831
6.88%, 04/14/28 USD 50 50,730
6.88%, 04/23/32 USD 125 119,762
1,851,723
Uzbekistan : 0.4%
Navoi Mining & Metallurgical
Combinat 144A
6.70%, 10/17/28 USD 100 104,172
6.95%, 10/17/31 USD 25 26,687
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 USD 50 47,805
178,664
Total Corporate Bonds
(Cost: $44,853,742) 45,557,124
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.4%
Money Market Fund: 1.4%
(Cost: $633,574)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(b) 633,574 633,574
Total Investments: 99.3%
(Cost: $45,487,316) 46,190,698
Other assets less liabilities: 0.7% 315,794
NET ASSETS: 100.0% $ 46,506,492

VANECK INTERNATIONAL HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
CAD Canadian Dollar
EUR Euro
GBP British Pound
LIBOR London Interbank Offered Rate
USD United States Dollar
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at September 30, 2025.
† Security fully or partially on loan. Total market value of securities on loan is $639,915.
^ Zero Coupon Bond
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) Variable rate security — the rate shown is as of 09/30/25
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
* Non-income producing
(d) Security in default
(b) Rate shown is the 1-day yield as of 09/30/25.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $19,173,376, or 41.2% of net assets.